ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Qihoo 360 Technology Co. Ltd. (the “Company” or “Qihoo 360”, formerly known as Qihoo Technology Company Limited), incorporated in the Cayman Islands in June 2005, with its consolidated subsidiaries, variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively referred to the “Group”) is primarily involved in the operations of internet services and sales of third party anti-virus software in the People’s Republic of China (the “PRC”).

As of December 31, 2011, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

	Place of	Later of	Percentage of
	establishment/	acquisition/	economic
	incorporation	incorporation	ownership

Subsidiaries
Qizhi Software (Beijing) Co., Ltd. (“Qizhi Software”)	PRC	December 28, 2005	100%
Tianjin Qisi Technology Co., Ltd. (“Tianjin Qisi”)	PRC	September 15, 2011	100%
Qiji International Development Limited (“Qiji International”)	HK	November 1, 2010	100%
Qifei International Development Co. Limited (“Qifei International”)	HK	November 2, 2010	100%
360 International Development Co. Limited (“360 International”)	HK	November 2, 2010	100%
VIEs
Beijing 3G3W Science & Technology Co., Ltd. (“3G”)	PRC	December 28, 2005	100%
Beijing Qibu Tianxia Technology Co., Ltd. (“QBTX”)	PRC	November 28, 2006	100%
Beijing Qihu Technology Co., Ltd. (“Beijing Qihu”)	PRC	August 13, 2007	100%
Qihoo 360 Software (Beijing) Co., Ltd. (“QH360”)	PRC	May 4, 2009	100%
Shanghai Qitai Network Technology Co., Ltd. (“Shanghai Qitai”)	PRC	September 2, 2009	100%
Beijing Star World Technology Co., Ltd. (“SJXH”)	PRC	October 12, 2009	100%
Chengdu Qiying Technology Co., Ltd. (“CDQY”)	PRC	December 17, 2009	100%
Qihoo Ceteng Technology Co., Ltd. (“Ceteng ”)	PRC	April 28, 2011	100%
Shanghai JN Technology Co., Ltd. (“Shanghai JN ”)	PRC	August 5, 2011	100%
Shanghai Yizhitang Information Service Co., Ltd. (“YZT”)	PRC	December 1, 2011	100%
VIEs’ Subsidiaries
Beijing Yuan Tu Technology Co., Ltd. (“Yuan Tu”)	PRC	December 28, 2010	70%
Chengdu 2366 Technology Co., Ltd. (“Chengdu 2366”)	PRC	June 1, 2011	100%
Shanghai Yiyi Digital Technology Co., Ltd. (“Shanghai Yiyi ”)	PRC	July 14, 2011	53.5%

History of the Group and corporate reorganization

The Company was incorporated in the Cayman Islands in June 2005.  In January 2006, the Company subdivided its ordinary shares from 1 to 100,000 shares, 55,000 of which were held by Young Vision Group Limited (“Young Vision”) and 45,000 shares of which were held by Global Village Associates Limited (“Global Village”).  Young Vision is ultimately owned by Mr. Xiangdong Qi and Mr. Hongyi Zhou (collectively referred to the “founders”).  Global Village is ultimately owned by Mr. Hongyi Zhou.

In December 2005, one of the founders, also the ultimate shareholders of the Company, acquired 3G.  In November 2005, 3G acquired Shanghai Yizhitang Information Service Co., Ltd. (“YZT”) and its wireless valued added services. The Company subsequently disposed YZT to a third party and discontinued its wireless value added services business in October 2007.  In December 2011, the Group acquired YZT back from the third party for its license of operating wireless value added services.

The Company established a wholly foreign owned subsidiary in PRC, Qizhi Software (Beijing) Co., Ltd. (“Qizhi Software”) in December 2005.

In January 2006, the Company issued a total of 65,239,960 ordinary shares to its shareholders at par value $0.001 each.  As a result, Young Vision held 35,936,978 ordinary shares, par value $0.001 each, and Global Village held 29,402,982 ordinary shares par value $0.001 each.

In January and May of 2006, the Company issued a total of 31,003,440 shares of Series A convertible participating redeemable preferred shares (“Series A shares”) at Series A subscription price of $0.4999 per share for cash proceeds of $15,500.  In May 2006, the Company granted a total of 1,600,320 warrants to certain Series A shareholders to purchase additional Series A shares which were exercisable into Series A shares at the Series A subscription price for $800 ($0.4999 per share).  All of the warrants were exercised in August 2006.

In November 2006, the Company issued 37,878,789 shares of Series B convertible participating redeemable preferred shares (“Series B shares”) to Series B shareholders at Series B subscription price of $0.66 per share for cash proceeds of $25,000.

In January 2010, the Company issued 7,831,467 shares of Series C convertible participating redeemable preferred shares (“Series C shares”) to Series C shareholders at Series C subscription price of $2.5538 per share for cash proceeds of $20,000.

In September 2010, QH360 together with certain independent individuals established Le Xiang Qi Cheng for a 60% equity interest.  In October 2011, the Group liquidated Le Xiang Qi Cheng.

In November 2010, the Company established three wholly owned subsidiaries in Hong Kong, Qiji International Development Limited (“Qiji International”), Qifei International Development Co. Limited (“Qifei International”) and 360 International Development Co. Limited (“360 International”).

In December 2010, QH360 together with certain independent individuals established Yuan Tu for a 70% equity interest.

In April 2011, the Company completed its IPO and a concurrent private placement, upon which the Company’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to five votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances. The Company newly issued 26,063,544 Class A ordinary shares, consisting of (i) 20,891,130 Class A ordinary shares offered through IPO, and (ii) 5,172,414 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company’s Series A, B and C shares were automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares.

In July, 2011 QH360 together with certain third parties established Shanghai Yiyi for a 53.5% equity interest.

In September 2011, Qiji International established a wholly foreign owned subsidiary in PRC, Tianjin Qisi Technology Co., Ltd. (“Tianjin Qisi”).

Qizhi Software entered into a series of contractual arrangements with 3G, QBTX, Beijing Qihu, QH360, Shanghai Qitai, SJXH, CDQY, Ceteng, and Shanghai JN in January 2006, November 2006, August 2007, May 2009, September 2009, October 2009, December 2009, April 2011, and August 2011, respectively.  (See below for a description of the VIE arrangements under which the Company, or its subsidiaries, is the primary beneficiary of its consolidated VIEs and their subsidiaries).

Effective control over the VIEs was transferred to the Company through the series of contractual arrangements without transferring legal ownership in the VIEs (“Reorganization”).  As a result of these contractual arrangements, the Company maintains the ability to approve decisions made by the VIEs and is entitled to substantially all of the economic benefits of the VIEs and their subsidiaries, and therefore the Company consolidates the VIEs and their subsidiaries.  The establishment of Qizhi Software and the VIEs, and the series of contractual agreements formed part of the Reorganization, along with the issuance of Series A shares, Series B shares and Series C shares.  Immediately before and after the Reorganization, the ultimate shareholders controlled Qizhi Software and the VIEs; therefore, the Reorganization was accounted for as a transaction between entities under common control.  Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing internet services in the PRC where certain licenses are required for the provision of such services.  To comply with these PRC regulations, the Company conducts substantially the majority of its business through the VIEs and their subsidiaries.  To provide the Company the expected residual returns of the VIEs and their subsidiaries, Qizhi Software entered into a series of contractual arrangements with the VIEs who engage in the underlying operating activities and enjoy residual returns of their subsidiaries.

•                                          Agreements that transfer economic benefits and risks to the Company

Business operation agreements

Under the business operation agreements, the registered shareholders of VIEs may not enter into any transaction that could materially affect the assets, liabilities, interests or operations of the VIEs, without Qizhi Software’s prior written consent.  In addition, directors, general managers, financial controllers or other senior managers of VIEs must be Qizhi Software’s nominees appointed by the registered shareholders of the VIEs.  Each business operation agreement has a term of ten years and is renewable at Qizhi Software’s sole discretion.

Technology support and management consulting service agreements

Under the technology support and management consulting agreement, Qizhi Software agreed to provide the VIEs with technology support and consulting services.  VIEs agreed to pay a fixed amount or certain percentage of its revenue as service fees to Qizhi Software.  The agreements have a term of three to ten years and are renewable upon the parties’ agreement prior to the expiration.

Equity disposition agreements

The agreements granted Qizhi Software or its designated person exclusive options to purchase, when and to the extent permitted under PRC law, all of the equity interests in the VIEs.  The exercise price for the options to purchase all of the equity interests is the minimum amount of consideration permissible under the then applicable PRC law.  The agreements have an initial term of ten years and are renewable at Qizhi Software’s sole discretion.  Under the equity disposition agreements, the registered shareholders of the VIEs may sell the pledged shares to the Company at a nominal price to pay off the loans.  The Company absorbs losses of the VIEs, and is exposed to the risk of losses from the operation of the VIEs.

•                                          Agreements that provide the Company effective control over VIEs

Loan agreements

Under loan agreements between the Company and the registered shareholders of VIEs, the Company extended loans to the registered shareholders of VIEs for contributing registered capital to the VIEs in order to hold 100% of the equity interest in the VIEs.  Each loan agreement has a term of ten years and is renewable upon the parties’ agreement.

Equity pledge agreements

Under Qizhi Software’s equity pledge agreements with the VIEs and their respective registered shareholders, the registered shareholders of the VIEs pledged all of their respective equity interests in favor of Qizhi Software to secure VIE’s obligations under the various VIE agreements, including the business operation agreements and the technology support and management consulting service agreements described above.  If VIEs or any of their respective registered shareholders breaches any of their respective contractual obligations under these agreements, Qizhi Software, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.  The registered shareholders of VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interests in the VIEs, without Qizhi Software’s prior written consent.  Unless terminated at Qizhi Software’s sole discretion, each equity pledge agreement has a term of ten years and is renewable at Qizhi Software’s sole discretion, similar to the term of the exclusive technology support and management consulting service agreements.

Power of attorney

Each registered shareholder of VIEs, has executed a power of attorney appointing Qizhi Software to be his or her attorneys, and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning the VIEs, that may require shareholders’ approval.

As a result of the contractual arrangements described above, Qizhi Software has the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance, bears the economic risks and receives the economic benefits of the VIEs, and is the primary beneficiary of the VIEs.  Therefore, the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements since the later of the date of acquisition and incorporation.

Risks in relation to the VIE structure

The Company believes that Qizhi Software’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The following consolidated financial statement balances and amounts of the Group’s VIEs and their subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2010	2011

Total current assets	$18,015	$59,800
Total noncurrent assets	5,080	35,627

Total assets	23,095	95,427

Total current liabilities	11,048	28,807
Total noncurrent liabilities	450	1,880

Total liabilities	$11,498	$30,687

	Year ended December 31,
	2009	2010	2011

Revenues	$24,299	$48,967	$160,613
Net income	$4,797	$15,220	$78,494

	Year ended December 31,
	2009	2010	2011
Net cash provided by operating activities	$1,592	$9,975	$56,621
Net cash used in investing activities	(2,503)	(5,477)	(32,367)
Net cash provided by financing activities	—	—	1,545
	$(911)	$4,498	$25,799

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.